Annual Total Returns- Vanguard International Dividend Appreciation Index Fund (Admiral) [BarChart] - Admiral - Vanguard International Dividend Appreciation Index Fund - Admiral Shares	2017	2018	2019	2020
Total	27.79%	(11.28%)	27.00%	15.11%